COMMITMENTS AND CONTINGENCIES (Details 3) $ in Thousands	1 Months Ended
	Oct. 31, 2015 USD ($)	May. 31, 2015 USD ($) item	Dec. 31, 2015 USD ($)
Legal Matters
Settlement reserve			$ 100
Multistate Work Group Settlement
Legal Matters
Proceeds from insurance settlements	$ 4,200
FTD Companies, Inc. and Classmates, Inc. | Multistate Work Group Settlement
Legal Matters
Number of areas of monetary relief | item		2
Litigation settlement amount		$ 8,000
United Online Inc. | Multistate Work Group Settlement
Legal Matters
Proceeds from insurance settlements	2,800
Classmates | Multistate Work Group Settlement
Legal Matters
Payments of settlement amount		5,180
Restitution amount		3,000
FTD.COM Inc | Multistate Work Group Settlement
Legal Matters
Payments of settlement amount		$ 2,820
Proceeds from insurance settlements	$ 1,400